Financial income and expenses	12 Months Ended
Dec. 31, 2023
Financial income and expenses
Financial income and expenses

Note 22. Financial income and expenses

	As of December 31,
(in thousands of euros)	2021	2022	2023
Income from cash equivalents	57	390	991
Foreign exchange gains	5,421	4,532	797
Total financial income	5,478	4,923	1,788
Interest cost	(138)	(584)	(5,178)
Foreign exchange losses	(1,842)	(1,068)	(1,269)
Losses on fair value variation	(651)	(407)	(389)
Other financial expenses	(5)	(47)	(46)
Total financial expenses	(2,635)	(2,107)	(6,882)
Net financial income	2,842	2,816	(5,095)

For the year ended December 31, 2023, financial expenses mainly include:

-	Interests in which:
o	€3.4 million correspond at the interests related to the EIB Finance Contract;
o	€0.4 million correspond at the interests related to the Royalty Certificates;
o	€0.2 million correspond at the interests on lease liabilities;
o	interests on the PGE loans, the PPR loans;
-	change in fair value of the EIB Warrants issued in connection with Tranche A; and
-	foreign exchange losses.

For the year ended December 31, 2023, financial income mainly include:

-	Income interest related from deposit account denominated in U.S
-	Foreign exchange gains

For the year ended December 31, 2022, financial income is mainly composed of foreign exchange gains related to bank accounts denominated in U.S and the appreciation of dollar against euro during the period. Foreign exchange gains include €2.4 million related to short term deposit unwinding in the first quarter for €8 million, in the third quarter for €15 million and €8 million on the fourth quarter. Financial expenses mainly include foreign exchange losses, and also interest related to the PGE loans, the PPR loans and the EIB agreement, change in fair value of the EIB Warrants, and financial interest on lease liabilities.

For the year ended December 31, 2021, financial income mainly came from foreign exchange gains related to bank accounts denominated in U.S.

Financial expenses mainly included foreign exchange losses related to the foreign currency short-term deposits and the change in fair value resulting from the settlement of three foreign currency forward sales contracts.